INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Finished products	$ 179.2	$ 195.9
Work-in-process and raw materials	101.1	92.4
Inventories at FIFO cost	280.3	288.3
Excess of FIFO over LIFO	(30.3)	(43.3)
Total inventories	$ 250.0	$ 245.0